Bank Borrowings (Details) - Schedule of Bank Borrowings - Loans Payable [Member] - USD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Debt Instrument [Line Items]
Principal Amount		$ 10,663,973		$ 9,978,134
		(6,857,415)		(9,680,589)
		6,857,415		9,680,589
		3,806,557		297,545
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Principal Amount		$ 203,457	[1]	$ 1,390,849
Annual Interest Rate		3.50%	[1]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd One [Member]
Debt Instrument [Line Items]
Principal Amount		$ 771,735	[2]	$ 1,487,725
Annual Interest Rate		3.50%	[2]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Two [Member]
Debt Instrument [Line Items]
Principal Amount		$ 736,656	[3]	$ 858,036
Annual Interest Rate		3.50%	[3]	3.80%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Three [Member]
Debt Instrument [Line Items]
Principal Amount	[4]	$ 701,577
Annual Interest Rate	[4]	3.80%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Four [Member]
Debt Instrument [Line Items]
Principal Amount	[5]	$ 63,142
Annual Interest Rate	[5]	3.80%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Five [Member]
Debt Instrument [Line Items]
Principal Amount	[6]	$ 105,237
Annual Interest Rate	[6]	3.80%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Six [Member]
Debt Instrument [Line Items]
Principal Amount	[7]	$ 505,136
Annual Interest Rate	[7]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Seven [Member]
Debt Instrument [Line Items]
Principal Amount	[8]	$ 701,577
Annual Interest Rate	[8]	3.50%
Jiangyin Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Principal Amount		$ 1,403,154	[9]	$ 1,383,930
Annual Interest Rate		3.65%	[9]	3.80%
China Merchants Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Principal Amount	[10]	$ 378,852
Annual Interest Rate	[10]	4.93%
Jiangsu Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Principal Amount	[11]	$ 420,946
Annual Interest Rate	[11]	4.35%
Jiangsu Bank Co., Ltd. One [Member]
Debt Instrument [Line Items]
Principal Amount	[12]	$ 701,577
Annual Interest Rate	[12]	3.60%
Jiangyin Rural Commercial Bank One [Member]
Debt Instrument [Line Items]
Principal Amount		$ 841,893	[13]	$ 830,358
Annual Interest Rate		3.65%	[13]	3.80%
Jiangyin Rural Commercial Bank Two [Member]
Debt Instrument [Line Items]
Principal Amount	[14]	$ 1,403,154
Annual Interest Rate	[14]	3.65%
Jiangyin Rural Commercial Bank Three [Member]
Debt Instrument [Line Items]
Principal Amount	[15]	$ 1,683,785
Annual Interest Rate	[15]	3.65%
Bank of Hangzhou Co., Ltd [Member]
Debt Instrument [Line Items]
Principal Amount	[16]	$ 29,467
Annual Interest Rate	[16]	9.832%
Shenzhen Qianhai Webank [Member]
Debt Instrument [Line Items]
Principal Amount		$ 12,628	[17]	$ 297,545
Annual Interest Rate		9.832%	[17]	9.828%
Rural commercial Bank [Member]
Debt Instrument [Line Items]
Principal Amount				$ 1,383,930
Annual Interest Rate				3.80%
Rural commercial Bank One [Member]
Debt Instrument [Line Items]
Principal Amount				$ 1,660,716
Annual Interest Rate				3.80%
Bank of Jiangsu [Member]
Debt Instrument [Line Items]
Principal Amount				$ 546,652
Annual Interest Rate				4.15%
Shenzhen Qianhai Webank One [Member]
Debt Instrument [Line Items]
Principal Amount				$ 138,393
Annual Interest Rate				10.069%
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Contract term		Mar. 18, 2024	[1]	Apr. 04, 2023
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd One [Member]
Debt Instrument [Line Items]
Contract term		Mar. 19, 2024	[2]	Mar. 30, 2023
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Two [Member]
Debt Instrument [Line Items]
Contract term		Mar. 19, 2024	[3]	Mar. 30, 2023
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Three [Member]
Debt Instrument [Line Items]
Contract term	[4]	Mar. 20, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Four [Member]
Debt Instrument [Line Items]
Contract term	[5]	Mar. 21, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Five [Member]
Debt Instrument [Line Items]
Contract term	[6]	Mar. 21, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Six [Member]
Debt Instrument [Line Items]
Contract term	[7]	Mar. 21, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Seven [Member]
Debt Instrument [Line Items]
Contract term	[8]	Mar. 21, 2024
Minimum [Member] | Jiangyin Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Contract term		Mar. 04, 2024	[9]	Mar. 06, 2023
Minimum [Member] | China Merchants Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Contract term	[10]	Apr. 02, 2024
Minimum [Member] | Jiangsu Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Contract term	[11]	May 30, 2024
Minimum [Member] | Jiangsu Bank Co., Ltd. One [Member]
Debt Instrument [Line Items]
Contract term	[12]	Jun. 18, 2024
Minimum [Member] | Jiangyin Rural Commercial Bank One [Member]
Debt Instrument [Line Items]
Contract term		May 15, 2024	[13]	May 22, 2023
Minimum [Member] | Jiangyin Rural Commercial Bank Two [Member]
Debt Instrument [Line Items]
Contract term	[14]	Mar. 06, 2024
Minimum [Member] | Jiangyin Rural Commercial Bank Three [Member]
Debt Instrument [Line Items]
Contract term	[15]	May 14, 2024
Minimum [Member] | Bank of Hangzhou Co., Ltd [Member]
Debt Instrument [Line Items]
Contract term	[16]	Apr. 01, 2024
Minimum [Member] | Shenzhen Qianhai Webank [Member]
Debt Instrument [Line Items]
Contract term		Apr. 01, 2024	[17]	Jun. 08, 2023
Minimum [Member] | Rural commercial Bank [Member]
Debt Instrument [Line Items]
Contract term				Mar. 09, 2023
Minimum [Member] | Rural commercial Bank One [Member]
Debt Instrument [Line Items]
Contract term				May 18, 2023
Minimum [Member] | Bank of Jiangsu [Member]
Debt Instrument [Line Items]
Contract term				Sep. 28, 2022
Minimum [Member] | Shenzhen Qianhai Webank One [Member]
Debt Instrument [Line Items]
Contract term				Jun. 27, 2023
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Contract term		Mar. 18, 2027	[1]	Apr. 04, 2024
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd One [Member]
Debt Instrument [Line Items]
Contract term		Mar. 19, 2027	[2]	Mar. 30, 2024
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Two [Member]
Debt Instrument [Line Items]
Contract term		Mar. 19, 2027	[3]	Mar. 30, 2024
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Three [Member]
Debt Instrument [Line Items]
Contract term	[4]	Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Four [Member]
Debt Instrument [Line Items]
Contract term	[5]	Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Five [Member]
Debt Instrument [Line Items]
Contract term	[6]	Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Six [Member]
Debt Instrument [Line Items]
Contract term	[7]	Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Seven [Member]
Debt Instrument [Line Items]
Contract term	[8]	Mar. 20, 2027
Maximum [Member] | Jiangyin Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Contract term		Mar. 03, 2025	[9]	Mar. 05, 2024
Maximum [Member] | China Merchants Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Contract term	[10]	Oct. 02, 2024
Maximum [Member] | Jiangsu Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Contract term	[11]	May 29, 2025
Maximum [Member] | Jiangsu Bank Co., Ltd. One [Member]
Debt Instrument [Line Items]
Contract term	[12]	Jun. 17, 2025
Maximum [Member] | Jiangyin Rural Commercial Bank One [Member]
Debt Instrument [Line Items]
Contract term		May 13, 2025	[13]	May 21, 2024
Maximum [Member] | Jiangyin Rural Commercial Bank Two [Member]
Debt Instrument [Line Items]
Contract term	[14]	Mar. 05, 2025
Maximum [Member] | Jiangyin Rural Commercial Bank Three [Member]
Debt Instrument [Line Items]
Contract term	[15]	May 12, 2025
Maximum [Member] | Bank of Hangzhou Co., Ltd [Member]
Debt Instrument [Line Items]
Contract term	[16]	Mar. 27, 2026
Maximum [Member] | Shenzhen Qianhai Webank [Member]
Debt Instrument [Line Items]
Contract term		Mar. 27, 2026	[17]	Jun. 28, 2025
Maximum [Member] | Rural commercial Bank [Member]
Debt Instrument [Line Items]
Contract term				Mar. 08, 2024
Maximum [Member] | Rural commercial Bank One [Member]
Debt Instrument [Line Items]
Contract term				May 17, 2024
Maximum [Member] | Bank of Jiangsu [Member]
Debt Instrument [Line Items]
Contract term				Sep. 27, 2023
Maximum [Member] | Shenzhen Qianhai Webank One [Member]
Debt Instrument [Line Items]
Contract term				Aug. 08, 2023

[1]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB1.45 million (US$203,457) on March 18, 2024. This loan will mature on March 18, 2027.
[2]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.50 million ($711,735) on March 19, 2024. This loan will mature on March 19, 2027.
[3]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($736,656) on March 19, 2024%. This loan will mature on March 19, 2027.
[4]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($701,577) on March 20, 2024. This loan will mature on March 20, 2027.
[5]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 0.45 million ($63,142) on March 21, 2024. This loan will mature on March 20, 2027.
[6]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 0.75 million ($105,237) on March 21, 2024. This loan will mature on March 20, 2027.
[7]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approxilately$300,000) and RMB 27.7 million (approximately$3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 3.6 million ($505,136) on March 21, 2024. This loan will mature on March 20, 2027.
[8]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 5million ($701,577) on March 21, 2024. This loan will mature on March 20, 2027.
[9]	On March 4, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and a maturity date of March 3, 2025. The loan was guaranteed by Mr. Huang Feng and Ms. Li Funa.
[10]	On April 2, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($378,852) from China Merchants Bank Co., Ltd. and a maturity date of October 2, 2024. On September 23, 2024, Li Bang Kitchen Appliance extended the loan with a new maturity date of March 23, 2025.
[11]	On May 30, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB3 million ($420,946) from Jiangsu Bank Co., Ltd., and a maturity date of May 29, 2025.
[12]	On June 18, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB5 million ($701,577) from Jiangsu Bank Co., Ltd., and a maturity date of June 17, 2025. The loan was collateralized by real estate, land use rights and patents.
[13]	On May 15, 2024, Wuxi Libang obtained a working capital loan of 6 million yuan ($841,893) from Jiangyin Rural Commercial Bank and due on May 13, 2025. The loan was guaranteed by Mr. Huang Feng and collateralized by real estate and land use rights.
[14]	On March 6, 2024, Wuxi Libang obtained a working capital loan of 10 million yuan (approximately $1.4 million) from Jiangyin Rural Commercial Bank and due on March 5, 2025. The loan was guaranteed by Mr. Huang Feng and Ms. Li Funa.
[15]	On May 14, 2024, Wuxi Libang obtained a working capital loan of 12 million yuan (approximately $1.7 million) from Jiangyin Rural Commercial Bank and due on May 12, 2025. The loan was collateralized by real estate and land use rights.
[16]	On April 1, 2024, Wuxi Libang obtained a working capital loan from the Bank of Hangzhou, for RMB 210,000 ($29,467) and a maturity date of March 27, 2026.
[17]	On April 1, 2024, Wuxi Libang obtained a working capital loan from Shenzhen Qianhai Webank, for RMB 90,000 ($29,467) and a maturity date of March 27, 2026.